Remuneration and other benefits paid to the Bank’s directors and senior managers - Senior Managers Remuneration - Short-term (Details) € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€) employee item shares	Dec. 31, 2018 EUR (€) employee item € / $ shares	Dec. 31, 2017 € / $
Remuneration of key personnel
Number of persons	196,419	202,713	202,251
Fixed salary	€ 6,317	€ 7,517
Variable compensation, immediate payments, cash	2,572	3,254
Variable compensation, immediate payments, in shares	2,572	3,254
Pension	2,003	2,284
Other remuneration	5,772	2,932
Total remuneration	€ 27,187	€ 27,761
Current senior managers
Remuneration of key personnel
Number of persons | employee	18	18
Fixed salary	€ 22,904	€ 22,475
Pension	6,282	6,193
Other remuneration	7,491	7,263
Total remuneration	€ 58,687	€ 60,261
Award, number of shares (in shares) | item	2,090,536	1,936,037
Deferred amount in shares not linked to long-term objectives (in shares) | shares	900,534	877,154
ILP | Current senior managers
Remuneration of key personnel
Variable compensation, immediate payments, cash	€ 7,668	€ 8,374
Variable compensation, immediate payments, in shares	7,669	8,374
Deferred conditional variable remuneration plan | Current senior managers
Remuneration of key personnel
Variable compensation, immediate payments, cash	3,336	3,791
Variable compensation, immediate payments, in shares	€ 3,337	€ 3,791